Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Summary of Amounts Charged By The Company's Related Parties
The amounts charged by the Company’s related parties comprised the following:

		For the six-month periods ended June 30,
	Location in statement of comprehensive income	2022	2023
Management fees	Management fees – related party	341,625	871,640
Brokerage commissions	Voyage expenses – related party	203,462	1,546,799
Superintendent fees	Vessels’ operating expenses – related party	—	1,000
Crew management fees	Vessels’ operating expenses – related party	37,500	153,333
Executive compensation	General and administrative expenses	105,200	198,000
Commissions – vessels purchased	Vessels, net	778,000	355,000
Rental expense	General and administrative expenses	—	32,642